Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Abstract]
Weighted average discount rate	5.65%	8.16%
Weighted-average remaining lease term	2 years 6 months 7 days	2 years 9 months 29 days
Operating lease cost	$ 1,014	$ 592	$ 537
Short-term lease cost	174	480	379
Cash paid included in the measurement of operating lease liabilities	$ (881)	$ (678)	$ (1,088)